Additional capital disclosures	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Additional capital disclosures
30. Additional capital disclosures
The key objective of the Company’s capital management is to ensure that it maintains a stable capital structure with the focus on total equity to uphold investor, creditor, and customer confidence and to ensure future development of its business. The Company focuses on keeping a strong total equity base to ensure independence, security, as well as a high financial flexibility for potential future borrowings, if required, without impacting the risk profile of the Company.
The capital structure as at March 31, 2022 and 2021 was as follows:

	As at March 31,
	2022	2021	% Change
Total equity attributable to the equity shareholders of the Company	$754,003	$684,092	10%
As percentage of total capital	100%	98%
Long-term debt (1)	—	16,800	(100)%
Total debt	$—	$16,800	(100)%
As percentage of total capital	—	2%

Total capital (debt and equity)	$754,003	$700,892	8%

Note:

(1)	Before netting off debt issuance cost of Nil and $52 as at March 31, 2022 and March 31, 2021, respectively.
The Company is fully equity-financed. This is also evident from the fact that debt represents only 0% and 2% of total capital as at March 31, 2022 and 2021, respectively.